Revenue and Profit Deferrals (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue and Profit

	As of December 31,
	2011	2010
In millions
Deferred revenue and profit for solar energy systems:
Short-term deposits on solar energy systems	$41.4	$8.8
Profit deferrals on solar energy system sales	138.0	63.2
Deferred subsidy revenue	19.4	11.8
Total solar energy system deferred revenue and profit	$198.8	$83.8
Semiconductor Materials and Solar Materials deferred revenue:
Short-term deferred revenue	$0.7	$—
Long-term deferred revenue	51.2	115.2
Total Semiconductor Materials and Solar Materials deferred revenue	$51.9	$115.2
Total deferred revenue and profit	$250.7	$199.0